EQ ADVISORS TRUST

SUPPLEMENT DATED DECEMBER 31, 2010 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

This Supplement updates certain information contained in the above-referenced Statement of Additional Information, as supplemented (“SAI”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of the SAI at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about a portfolio manager change for each of the EQ/Lord Abbett Growth and Income Portfolio, EQ/BlackRock International Value Portfolio and EQ/PIMCO Ultra Short Bond Portfolio (“Portfolios”) of the Trust.

*****

EQ/BlackRock International Value Portfolio

Information in “Appendix C – Portfolio Manager Information” with respect to the James A. Macmillan as a Portfolio Manager of the Portfolio is deleted and replaced with the following information regarding Brian Hall. Information regarding Alex H. McDougall and Robert Weatherston remains unchanged.

EQ/BlackRock International Value Portfolio. (“Adviser”) BlackRock International Limited
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of November 30, 2010.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian Hall	2	$10.5 Billion	3	$257 Million	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Funds as of November 30, 2010

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Brian Hall	X

*****

EQ/Lord Abbett Growth and Income Portfolio

Information in “Appendix C – Portfolio Manager Information” with respect to the Eli Salzmann as the Portfolio manager of the Portfolio is deleted and replaced with the following information regarding Robert P. Fetch. Information regarding Lawrence D. Sachs remains unchanged.

Lord, Abbett & Co., LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of November 30, 2010.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets(a)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Lord Abbett Growth and Income
Robert Fetch	19	$14.7 Billion	6	$495 Million	206	$4.6 Billion	0	N/A	0	N/A	2	$515.4 Million

(a)	Does not include $38.6 million for which Lord Abbett provides investment models to managed account sponsors.

Ownership of Securities of the Funds as of November 30, 2010

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Lord Abbett Growth and Income
Robert Fetch	X

*****

EQ/PIMCO Ultra Short Bond Portfolio

Information in “Appendix C – Portfolio Manager Information” with respect to the Paul McCulley as a Portfolio manager of the Portfolio is deleted and replaced with the following information regarding Jerome Schneider.

EQ/PIMCO Ultra Short Bond Portfolio. (“Fund”) Pacific Investment Management Company LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of November 30, 2010.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jerome Schneider	8	$57.0 Billion	5	$4.12 Billion	39	$13.91 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Funds as of November 30, 2010

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Jerome Schneider	X

2